UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number       811-09841
                                                     -------------------

                             UBS Willow Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            -----------------

                      Date of fiscal year end: December 31
                                               -----------------

                    Date of reporting period: March 31, 2010
                                              ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                    UBS WILLOW FUND, L.L.C.
                                                                          SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                                                             MARCH 31, 2010

                INVESTMENTS IN SECURITIES (36.74%)

   PAR ($)                                                                                      FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                CORPORATE BONDS (6.84%)
                AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (6.84%)
    9,143,585   Holley Second Lien Secured Notes Due, 12.50%, 07/15/13 *,(a)                   $  7,314,868
                                                                                               ------------
                FUNERAL SERVICES & RELATED ITEMS (0.00%)
    2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/49 *,(a)                                          --
    3,000,000   Loewen Group Intl., Inc., 7.20%, 04/15/49 *,(a)                                          --
                                                                                               ------------
                                                                                                         --
                                                                                               ------------
                OIL COMPANIES - EXPLORATION & PRODUCTION (0.00%)
                Transmeridian Exploration, Inc., 12.00%, 12/15/10 (Callable 02/22/10 @
   18,685,783   $103.00) *,(a)                                                                           --
                                                                                               ------------
                TOTAL CORPORATE BONDS (Cost $29,998,867)                                          7,314,868
                                                                                               ------------
                BANK LOANS (2.02%)
                Collins & Aikman Product Co., Supplemental Revolving Credit Facility,
    6,183,258   0.00%, 08/31/09 *                                                                    61,833
   38,640,418   Collins & Aikman Products Co., Litigation Trust, 0.00% *                            676,207
   10,405,406   Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11 *        104,054
   12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11 *                     120,518
    1,176,000   Le Nature Exit Loan (Libor+300), 3.50%, 07/23/13 *                                1,201,484
                                                                                               ------------
                TOTAL BANK LOANS (Cost $1,176,001)                                                2,164,096
                                                                                               ------------

    SHARES                                                                                      FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                COMMON STOCK (23.77%)
                AGRICULTURAL CHEMICALS (8.67%)
      875,246   Phosphate Holdings, Inc. *                                                        9,277,608
                                                                                               ------------
                AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (4.56%)
    1,372,129   Holley Performance Products, Inc.  *                                                     --
    3,251,684   International Automotive Components Group North America, LLC *                    4,877,526
                                                                                               ------------
                                                                                                  4,877,526
                                                                                               ------------
                METAL - ALUMINUM (10.54%)
    3,134,065   Ormet Corp.  *                                                                   11,282,634
                                                                                               ------------
                TOTAL COMMON STOCK (Cost $63,972,572)                                            25,437,768
                                                                                               ------------
                EXCHANGE TRADED FUNDS (4.11%)
                INDEXES (4.11%)
      150,000   Ultrashort Financials Proshares  *                                                2,884,500
      250,000   Ultrashort Real Estate Proshares  *                                               1,510,000
                                                                                               ------------
                                                                                                  4,394,500
                                                                                               ------------
                TOTAL EXCHANGE TRADED FUNDS (Cost $11,276,805)                                    4,394,500
                                                                                               ------------
                TOTAL INVESTMENTS IN SECURITIES (Cost $106,424,245)                              39,311,232
                                                                                               ------------
                SECURITIES SOLD, NOT YET PURCHASED ((12.29)%)
                COMMON STOCK SOLD, NOT YET PURCHASED ((0.33)%)
                FINANCIAL (BANK & TRUST) ((0.33)%)
     (193,600)  Pacific Capital Bancorp *                                                          (350,416)
                                                                                               ------------
                TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(2,924,443))                 (350,416)
                                                                                               ------------

                                                                                    UBS WILLOW FUND, L.L.C.
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                                                             MARCH 31, 2010

   PAR ($)                                                                                      FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                CORPORATE BONDS SOLD, NOT YET PURCHASED ((11.96)%)
                CONSUMER PRODUCTS - MISCELLANEOUS ((6.26)%)
   (6,500,000)  Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 02/15/12 @ $104.88)         $ (6,700,395)
                                                                                               ------------
                HOME FURNISHINGS ((2.81)%)
   (3,000,000)  Sealy Mattress Co., 8.25%, 06/15/14 (Callable 06/15/10 $102.75)                  (3,009,990)
                                                                                               ------------
                RETAIL - AUTOMOBILE ((2.89)%)
                Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%, 08/15/13 (Callable
   (3,000,000)  08/15/10 @ $101.44)                                                              (3,090,000)
                                                                                               ------------
                TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds $(10,888,665))          (12,800,385)
                                                                                               ------------
                TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds $(13,813,108))               (13,150,801)
                                                                                               ------------

   NOTIONAL
  AMOUNT ($)
---------------
                DERIVATIVE CONTRACTS ((32.79)%)
                CREDIT DEFAULT SWAPS ((32.79)%)
2,085,000,000   Total Purchased Contracts                                                       (35,086,746)
                                                                                               ------------
                TOTAL CREDIT DEFAULT SWAPS (Upfront fees paid $1,700,000)                       (35,086,746)
                                                                                               ------------
                TOTAL DERIVATIVE CONTRACTS (Upfront fees paid $1,700,000)                       (35,086,746)
                                                                                               ------------
   TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE
   CONTRACTS -- (8.34%)                                                                          (8,926,315)
                                                                                               ------------
   OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 108.34%                                       115,943,668
                                                                                               ------------
   TOTAL MEMBERS' CAPITAL -- 100.00%                                                           $107,017,353
                                                                                               ============

Percentages shown represent a percentage of members' capital as of March 31, 2010.

*   Non-income producing security.
(a) Security is in default.

                                                                                    UBS WILLOW FUND, L.L.C.
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                                                             MARCH 31, 2010

CREDIT DEFAULT SWAPS

                                                                                            UPFRONT
                                                    INTEREST  MATURITY      NOTIONAL         FEES                     % OF NET
SWAP COUNTERPARTY & REFERENCED OBLIGATION             RATE      DATE         AMOUNT          PAID       FAIR VALUE     ASSETS
------------------------------------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS:

BANK OF AMERICA
   Centex Corp., 5.25%, 6/15/15                        2.87   12/20/12   $   10,000,000   $       --   $   (578,149)    (0.54)
   Lennar Corp., 6.50%,  4/15/16                       5.40   06/20/14       10,000,000           --     (1,167,464)    (1.09)
   Limited Brands, Inc., 6.125%, 12/1/12               3.70   09/20/13       10,000,000           --       (796,013)    (0.74)
   Macy's Inc., 7.45%, 7/15/17                         2.98   09/20/13       10,000,000           --       (560,599)    (0.53)
   Mattel Inc., 7.25%, 7/9/12                          0.87   12/20/12       10,000,000           --        (53,315)    (0.05)
   National Rural Utilities Corp., 8.00%, 3/01/32      1.85   09/20/13        5,000,000           --       (158,357)    (0.15)
   Toll Brothers Inc., 6.875%, 11/15/12                2.50   12/20/12        5,000,000           --       (192,388)    (0.18)

GOLDMAN SACHS
   Aramark Corp., 8.50%, 02/01/15                      6.15   03/20/12       10,000,000           --       (729,516)    (0.68)
   Bank of America Corp., 6.00%, 1/24/18               2.80   12/20/13       10,000,000           --       (612,857)    (0.57)
   Bank of America Corp., 6.00%, 1/24/18               3.50   12/20/13       20,000,000           --     (1,728,680)    (1.62)
   Bank of America Corp., 6.25%, 4/15/12               0.92   06/20/13       20,000,000           --         80,384      0.07
   Federal Republic of Germany 6.00%, 6/20/16          0.10   12/20/13      200,000,000           --      1,095,443      1.02
   Federal Republic of Germany 6.00%, 6/20/16          0.13   09/20/18       50,000,000           --        838,449      0.78
   Federal Republic of Germany 6.00%, 6/20/16          0.13   09/20/18      100,000,000           --      1,676,899      1.57
   French Republic 4.25%, 4/25/19                      0.39   12/20/13      100,000,000           --        (78,377)    (0.07)
   French Republic 4.25%, 4/25/19                      0.16   12/20/13      100,000,000           --        763,517      0.71
   Kingdom of Sweden 3.875%, 12/29/09                  0.60   12/20/13       50,000,000           --       (614,421)    (0.57)
   Kingdom of Sweden 3.875%, 12/29/09                  1.02   03/20/14       50,000,000           --     (1,450,142)    (1.36)
   Loews Corp., 5.25%, 3/15/16                         1.00   12/20/13       10,000,000           --       (166,780)    (0.16)
   Loews Corp., 5.25%, 3/15/16                         0.95   12/20/13       65,000,000           --       (965,689)    (0.90)
   Loews Corp., 5.25%, 3/15/16                         0.98   12/20/13       10,000,000           --       (159,495)    (0.15)
   Loews Corp., 5.25%, 3/15/16                         1.10   12/20/13       50,000,000           --     (1,016,030)    (0.95)
   Loews Corp., 5.25%, 3/15/16                         1.05   12/20/13       20,000,000           --       (369,986)    (0.35)
   Macy's Inc., 6.625%, 4/01/11                        2.55   03/20/13       10,000,000           --       (401,146)    (0.37)
   National Rural Utilities Corp., 8.00%, 3/01/32      1.17   12/20/13       10,000,000           --        (75,312)    (0.07)
   Pulte Homes 5.25%, 1/15/14                          3.00   12/20/13       10,000,000           --       (494,115)    (0.46)
   Pulte Homes 5.25%, 1/15/14                          4.05   12/20/13       20,000,000           --     (1,731,673)    (1.62)
   RadioShack Corp., 7.375%, 5/15/11                   2.32   06/20/16       50,000,000           --     (1,153,754)    (1.08)
   Republic of Austria 5.25%, 1/04/11                  0.84   12/20/18       50,000,000           --       (944,758)    (0.88)
   Republic of Austria 5.25%, 1/04/11                  2.45   03/20/14       25,000,000           --     (1,906,899)    (1.78)
   Republic of Ireland                                 0.76   12/20/13       50,000,000           --      1,069,734      1.00
   Republic of Italy 6.875%, 9/27/23                   1.66   03/20/14       25,000,000           --       (558,629)    (0.52)
   Republic of Italy 6.875%, 9/27/23                   1.84   03/20/14       25,000,000           --       (729,541)    (0.68)
   Republic of Italy 6.875%, 9/27/23                   1.52   06/20/14       50,000,000           --       (878,252)    (0.82)
   Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13      5.00   06/20/12       20,000,000    1,700,000     (1,320,409)    (1.23)
   Southwest 5.25%, 10/01/14                           2.15   12/20/11       20,000,000           --       (487,456)    (0.46)
   Southwest 5.25%, 10/01/14                           2.20   12/20/13       10,000,000           --       (382,639)    (0.36)
   Spain 5.50%, 7/30/16                                0.76   12/20/13       50,000,000           --        555,383      0.52
   Spain 5.50%, 7/30/17                                1.08   12/20/13       50,000,000           --        (18,107)    (0.02)
   Spain 5.50%, 7/30/17                                1.24   03/20/14       50,000,000           --       (300,772)    (0.28)
   State of Florida 5.00%, 6/01/15                     0.46   09/20/18       15,000,000           --        573,858      0.54
   State of Georgia 3.00%, 4/01/27                     0.49   12/20/18       40,000,000           --        539,510      0.50
   State of Mississippi                                0.50   09/20/18       15,000,000           --        191,904      0.18
   State of North Carolina 5.00%, 3/01/20              0.21   09/20/18       65,000,000           --      1,706,291      1.59
   State of North Carolina 5.00%, 3/01/20              0.24   09/20/18        5,000,000           --        148,341      0.14
   Swiss Confederation                                 1.79   03/20/14       50,000,000           --     (2,838,315)    (2.65)
   The Boeing Co., 8.75%, 8/15/21                      1.75   03/20/14       10,000,000           --       (471,774)    (0.44)
   UKT 4.25%, 6/07/32                                  1.17   12/20/13       50,000,000           --       (932,340)    (0.87)
   UKT 4.25%, 6/07/32                                  1.15   12/20/13       50,000,000           --       (896,008)    (0.84)
   UKT 4.25%, 6/07/32                                  0.55   12/20/13       50,000,000           --        193,962      0.18
   United Mexican States 5.875%, 1/15/14               3.90   04/20/14       10,000,000           --     (1,296,166)    (1.21)
   United Mexican States 7.50%, 4/08/33                3.60   02/20/14       15,000,000           --     (1,520,840)    (1.42)
   United Mexican States 7.50%, 4/08/33                3.93   04/20/14       10,000,000           --     (1,309,149)    (1.22)
   United Mexican States 7.50%, 4/08/33                3.95   04/20/14        5,000,000           --       (658,902)    (0.62)
   Universal Health 7.125%, 6/30/16                    2.40   12/20/13       10,000,000           --       (474,267)    (0.44)
   Universal Health 7.125%, 6/30/16                    2.70   12/20/13       10,000,000           --       (582,240)    (0.54)

                                                                                    UBS WILLOW FUND, L.L.C.
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                                                             MARCH 31, 2010

                                                                                            UPFRONT
                                                    INTEREST  MATURITY      NOTIONAL         FEES                     % OF NET
SWAP COUNTERPARTY & REFERENCED OBLIGATION             RATE      DATE         AMOUNT          PAID       FAIR VALUE     ASSETS
------------------------------------------------------------------------------------------------------------------------------
                   PURCHASED CONTRACTS: (CONTINUED)

JP MORGAN
   Bank of America Corp.                               2.10   06/20/13   $   10,000,000   $       --   $   (342,441)    (0.32)
   Limited Brands, Inc.                                3.45   09/20/13       10,000,000           --       (675,645)    (0.63)
   Macy's, Inc., 7.45%,  7/15/17                       3.00   09/20/13       10,000,000           --       (524,939)    (0.49)

MERRILL LYNCH
   Centex Corp., 5.25%, 6/15/15                        5.40   12/20/13       10,000,000           --     (1,628,418)    (1.52)
   Centex Corp., 5.25%, 6/15/15                        5.33   12/20/13       20,000,000           --     (3,202,589)    (2.99)
   Centex Corp., 5.25%, 6/15/15                        3.54   06/20/13       10,000,000           --       (871,630)    (0.81)
   Lennar Corp., 5.95%, 3/1/13                         4.58   12/20/12       10,000,000           --       (710,734)    (0.66)
   Lennar Corp., 5.95%, 3/1/13                         3.10   12/20/12       10,000,000           --       (318,420)    (0.30)
   Masco Corp., 5.875%, 7/15/12                        0.94   12/20/12       10,000,000           --         43,467      0.04
   National Rural Utilities Corp., 7.25%, 3/01/12      0.45   03/20/13       10,000,000           --        104,563      0.10
   National Rural Utilities Corp., 8.00%, 3/01/32      1.30   12/20/13       10,000,000           --       (116,473)    (0.11)
   National Rural Utilities Corp., 8.00%, 3/01/32      0.63   03/20/13       10,000,000           --         51,662      0.05
   National Rural Utilities Corp., 8.00%, 3/01/32      0.76   03/20/13       20,000,000           --         26,913      0.03
   Pulte Homes 5.25%, 1/15/14                          4.00   12/20/13       10,000,000           --       (851,889)    (0.80)
   Pulte Homes 5.25%, 1/15/14                          3.85   12/20/13       10,000,000           --       (798,642)    (0.75)
   Southwest Airlines Co., 5.25%, 10/1/14              0.57   12/20/12       20,000,000           --        195,441      0.18
   Toll Brothers Inc.,  6.875%, 11/15/12               3.20   12/20/13       10,000,000           --       (697,424)    (0.65)
   Toll Brothers Inc., 6.875%, 11/15/12                2.55   12/20/12        5,000,000           --       (199,174)    (0.19)

MORGAN STANLEY
   Limited Brands, Inc., 6.125%, 12/1/12               1.82   12/20/12       10,000,000           --       (161,092)    (0.15)
   Macy's Inc., 6.625%, 4/1/11                         1.50   12/20/12       10,000,000           --        (81,236)    (0.08)
                                                                         --------------   ----------   ------------   -------
Total Credit Default Swaps                                               $2,085,000,000   $1,700,000   $(35,086,746)   (32.79)%
                                                                         ==============   ==========   ============   =======

                                                                                    UBS WILLOW FUND, L.L.C.
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                                                             MARCH 31, 2010

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing  securities are not  necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

-----------------------------------------------------------------------------------------------------------
                                                                                   LEVEL 2        LEVEL 3
                                                    TOTAL FAIR     LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                     VALUE AT       QUOTED       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                         03/31/2010      PRICES         INPUTS         INPUTS
-----------------------------------------------------------------------------------------------------------
Investments in Securities
   Corporate Bonds
      Automotive/Truck Parts & Equipment           $  7,314,868   $        --   $         --   $  7,314,868
      Funeral Services & Related Items                       --            --             --             --
      Oil Companies - Exploration & Production               --            --             --             --
                                                   --------------------------------------------------------
   TOTAL CORPORATE BONDS                              7,314,868            --             --      7,314,868
                                                   --------------------------------------------------------
   Bank Loans                                         2,164,096            --             --      2,164,096
   Common Stock
      Agricultural Chemicals                          9,277,608     9,277,608             --             --
      Automotive/Truck Parts & Equipment              4,877,526            --             --      4,877,526
      Metal - Aluminum                               11,282,634    11,282,634             --             --
                                                   --------------------------------------------------------
   TOTAL COMMON STOCK                                25,437,768    20,560,242             --      4,877,526
                                                   --------------------------------------------------------
   Exchange Traded Funds
      Indexes                                         4,394,500     4,394,500             --             --
                                                   --------------------------------------------------------
   TOTAL EXCHANGE TRADED FUNDS                        4,394,500     4,394,500             --             --
                                                   --------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                    $ 39,311,232   $24,954,742   $         --   $ 14,356,490
                                                   --------------------------------------------------------
Derivative Contracts
   Credit Default Swaps                               9,855,721            --      9,855,721             --
                                                   --------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                         $  9,855,721   $        --   $  9,855,721   $         --
                                                   ========================================================
TOTAL ASSETS                                       $ 49,166,953   $24,954,742   $  9,855,721   $ 14,356,490
                                                   --------------------------------------------------------

LIABILITIES TABLE

-----------------------------------------------------------------------------------------------------------
                                                                                   LEVEL 2        LEVEL 3
                                                    TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                     VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                         03/31/2010       PRICES        INPUTS         INPUTS
-----------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Financial (Bank & Trust)                     $   (350,416)  $  (350,416)  $         --   $         --
                                                   --------------------------------------------------------
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED          (350,416)     (350,416)            --             --
                                                   --------------------------------------------------------
   Corporate Bonds Sold, Not Yet Purchased
      Consumer Products - Miscellaneous              (6,700,395)           --             --     (6,700,395)
      Home Furnishings                               (3,009,990)           --             --     (3,009,990)
      Retail - Automobile                            (3,090,000)           --             --     (3,090,000)
                                                   --------------------------------------------------------
   TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED    (12,800,385)           --             --    (12,800,385)
                                                   --------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED           $(13,150,801)  $  (350,416)  $         --   $(12,800,385)
                                                   --------------------------------------------------------
Derivative Contracts
   Credit Default Swaps                             (44,942,467)           --    (44,942,467)            --
                                                   --------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                         $(44,942,467)  $        --   $(44,942,467)  $         --
                                                   --------------------------------------------------------
TOTAL LIABILITIES                                  $(58,093,268)  $  (350,416)  $(44,942,467)  $(12,800,385)
                                                   --------------------------------------------------------

                                                                                    UBS WILLOW FUND, L.L.C.
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                                                             MARCH 31, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

ASSETS:                                                              CHANGE IN                   TRANSFERS
                            BALANCE AS OF    ACCRUED    REALIZED    UNREALIZED        NET            IN
                             DECEMBER 31,  DISCOUNTS/     GAIN/    APPRECIATION/   PURCHASES/   AND/OR OUT    BALANCE AS OF
       DESCRIPTION               2009       PREMIUMS     (LOSS)    DEPRECIATION      (SALES)    OF LEVEL 3   MARCH 31, 2010
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
CORPORATE BONDS
Automotive/Truck Parts &
Equipment                   $  7,299,598         $--       $--      $   15,270         $--          $--       $  7,314,868
                            -----------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS          7,299,598          --        --          15,270          --           --          7,314,868

BANK LOANS
Bank Loans                     2,170,683          --        --          (6,587)         --           --          2,164,096
                            -----------------------------------------------------------------------------------------------
TOTAL BANK LOANS               2,170,683          --        --          (6,587)         --           --          2,164,096

COMMON STOCKS

Automotive (Parts &
Equipment)                        32,517          --        --       4,845,009          --           --          4,877,526
                            -----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS               32,517          --        --       4,845,009          --           --          4,877,526

                            -----------------------------------------------------------------------------------------------
ENDING BALANCE              $  9,502,798         $--       $--      $4,853,692         $--          $--       $ 14,356,490
                            -----------------------------------------------------------------------------------------------

LIABILITIES:                                                         CHANGE IN                   TRANSFERS
                            BALANCE AS OF    ACCRUED    REALIZED    UNREALIZED        NET           IN
                             DECEMBER 31,  DISCOUNTS/     GAIN/    APPRECIATION/   PURCHASES/   AND/OR OUT    BALANCE AS OF
       DESCRIPTION               2009       PREMIUMS     (LOSS)    DEPRECIATION      (SALES)    OF LEVEL 3   MARCH 31, 2010
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES

CORPORATE BONDS
Consumer Products -
Miscellaneous               $ (6,440,395)   $(29,482)      $--      $ (230,518)        $--          $--       $ (6,700,395)
Home Furnishing               (3,002,490)     (1,890)       --          (5,610)         --           --         (3,009,990)
Retail - Automobile           (3,032,490)     (2,988)       --         (54,522)         --           --         (3,090,000)
                            -----------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS        (12,475,375)    (34,360)                 (290,650)                                (12,800,385)

                            -----------------------------------------------------------------------------------------------
ENDING BALANCE              $(12,475,375)   $(34,360)      $--      $ (290,650)        $--          $--       $(12,800,385)
                            -----------------------------------------------------------------------------------------------

Net change in unrealized  appreciation/(depreciation)  on Level 3 assets and  liabilities  still held as of
March 31, 2010 is $4,727,439.

PORTFOLIO VALUATION

The Fund values its investments in accordance with U.S.  generally accepted  accounting  principles at fair value which is the price that would be  received  to sell an asset or paid to  transfer a  liability  in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

                                                                                    UBS WILLOW FUND, L.L.C.
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                                                             MARCH 31, 2010

LEVEL 2--other  significant  observable inputs (including  quoted prices for similar  securities,  interest rates, prepayment spreads, credit risk, etc.)

LEVEL 3--significant  unobservable inputs (including the Fund's own assumptions and indicative  non-binding broker quotes in determining the fair value of investments.)

The Fund  recognizes  transfers  into and out of the  levels  indicated  above at the end of the  reporting period.  There were no such  transfers  for the three months  ending  March 31,  2010.  Please refer to the
December 31, 2009 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   UBS Willow Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer

Date                       May 26, 2010
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer

Date                       May 26, 2010
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date                       May 26, 2010
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.